Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of December 31, 2012 and 2011 consist of the following:

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	December 31,
	2012	Additions	Expense	Charge	Translation	2012
Amortized intangible assets:

Bad Debt Guarantee	$366,689	$122,381	$(97,044)	$-	$1,253	$393,279
Non-Compete Agreement	715,419	723,484	(89,542)	-	3,226	1,352,587
Profit Interest Agreement	53,901,829	45,016,159	(6,435,652)	-	222,861	92,705,197

Total amortized intangible assets	$54,983,937	$45,862,024	$(6,622,238)	$-	$227,340	$94,451,063

Goodwill	$14,992,009	$1,986,550	$-	$-	$59,202	$17,037,761

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	December 31,
	2011	Additions	Expense	Charge	Translation	2011
Amortized intangible assets:

Bad Debt Guarantee	$451,991	$-	$(84,781)	$-	$(521)	$366,689
Non-Compete Agreement	781,450	-	(65,146)	-	(886)	715,418
Profit Interest Agreement	58,876,866	-	(4,908,277)	-	(66,759)	53,901,830

Total amortized intangible assets	$60,110,307	$-	$(5,058,204)	$-	$(68,166)	$54,983,937

Goodwill	$15,008,424	$-	$-	$-	$(16,415)	$14,992,009

Amortization expense for the years ended December 31, 2012 and 2011 were $6,622,238 and $5,058,204, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2013	$9,744,478
2014	9,744,478
2015	9,744,478
2016	9,651,265
2017	9,623,015
Thereafter	45,943,349
$94,451,063